Property, plant and equipment (10K)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, plant and equipment

3.   Property and equipment:

Property and equipment, net at December 31, consists of the following:

	2014	2013
Machinery and equipment	$1,235	$1,231
Office furniture and fixtures	435	435
Leasehold improvements	90	90
Purchased software	323	323
	2,083	2,079
Less accumulated depreciation and amortization	(2,072)	(2,062)
	$11	$17